INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 11 —INCOME TAXES

The Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	As of December 31, 2014	As of December 31, 2013
Deferred Tax Asset
Net-operating loss carryforward	$8,001	$1,579
Stock-based compensation	909	1,300
Others	107	—
Total Deferred Tax Assets	9,017	2,879
Valuation Allowance	(9,017)	(2,879)
Deferred Tax Asset, Net of Allowance	$—	$—

As of December 31, 2014, the Company had federal and state net operating loss carryovers of approximately $20.5 million, which expire in 2024. The net operating loss carryover may be subject to limitation under Internal Revenue Code section 382, should there be a greater than 50% ownership change, as determined under the regulations.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and taxing strategies in making this assessment. The Company has determined that, based on objective evidence currently available, it is more likely than not that the deferred tax assets will not be realized in future periods. Accordingly, the Company has provided a valuation allowance for the full amount of the deferred tax assets at December 31, 2014 and 2013.

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	As of December 31, 2014	For the period from September 18, 2013 to December 31, 2013
Statutory Federal Income Tax Rate	(34.0)%	(34.0)%
State Taxes, Net of Federal Tax Benefit	(5.0)%	(5.0)%
Change in Valuation Allowance	39.3%	24.3%
Stock-based Merger Costs	—	14.7%
Others	(0.3)%	—
Income Tax Provision (Benefit)	0.0%	0.0%

	As of December 31, 2014	For the period from September 18, 2013 to December 31, 2013
Federal
Current	$—	$—
Deferred	7,871	2,513
State
Current	—	—
Deferred	1,146	366
Change in Valuation Allowance	(9,017)	(2,879)
Income Tax Provision (Benefit)	$—	$—